Net Loss Per Shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Net Loss Per Share

14.Net Loss Per Share

Net loss per common share is calculated in accordance with ASC 260, Earnings Per Share. Basic net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during the period, including 1,799,970 shares underlying pre-funded warrants and 3,880,181 vested stock options that are exercisable for nominal consideration. Diluted net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding plus the dilutive effect of unvested restricted stock awards and outstanding warrants and options. The computation of diluted net loss per share does not include other potentially dilutive common stock equivalents in the weighted-average shares outstanding, as their effect would be anti-dilutive.

Securities that could potentially dilute loss per share in the future that were not included in the computation of diluted loss per share for the three and six months ended June 30, 2026 and 2025, are as follows:

	Three and Six Months Ended June 30,
	2026	2025
Common stock warrants	2,999,950	—
Unvested restricted stock awards	323,348	676,092
Unvested restricted stock units	2,599,815	—
Unvested stock options exercisable for nominal consideration	1,763,719	3,597,988
Stock options	3,780,865	242,064
	11,467,697	4,516,144

11.	Net Loss Per Share

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive:

	December 31,
	2025	2024
Convertible preferred stock	6,887,620	—
Common stock warrants	2,999,950	—
Unvested restricted stock awards	499,720	852,464
Stock options	5,474,986	4,397,540
	15,862,276	5,250,004

Amounts in the above table reflect the common stock equivalents.

Included in basic weighted-average number of shares of common stock outstanding during the year ended December 31, 2025 and 2024 are the vested stock options to purchase 3,597,981 and 1,998,880 shares of common stock with an exercise price of $0.00001 per share, respectively.